UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Manor Road Capital Partners, LLC

Address:    900 Third Ave, Suite 1001
            New York, NY  10022

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Tony Miller
Title:    COO/CFO
Phone:    212-257-4302


Signature, Place and Date of Signing:

/s/ Tony Miller                  New York, NY                 February 14, 2013
----------------------      -----------------------        ---------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total:  $226,514
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.    Form 13F File Number              Name

1      028-XXXXX                         Manor Road Investment Partners II, LP

2      028-XXXXX                         Manor Road Investment Partners, LP


                                                    FORM 13F INFORMATION TABLE
                                                 Manor Road Capital Partners, LLC
                                                         December 31, 2012


COL 1                          COL 2      COL 3       COL 4             COL 5          COL 6           COL 7         COL 8

                               TITLE                  VALUE      SHS OR     SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS   CUSIP       (x$1000)   PRN AMT    PRN  CALL  DISCRETION      MGRS    SOLE     SHARED  NONE
--------------                 --------   -----       --------   -------    ---  ----  ----------      ----    ----     ------  ----
ADVANCE AUTO PARTS INC         COM        00751Y106    8,320       115,000  SH         SHARED-DEFINED  1, 2      115,000
ADVANCE AUTO PARTS INC         COM        00751Y106      724        10,000       PUT   SHARED-DEFINED  1, 2       10,000
ARBITRON INC                   COM        03875Q108   10,503       225,000  SH         SHARED-DEFINED  1, 2      225,000
COINSTAR INC                   COM        19259P300    9,102       175,000  SH         SHARED-DEFINED  1, 2      175,000
DUN & BRADSTREET CORP DEL NE   COM        26483E100   39,325       500,000  SH         SHARED-DEFINED  1, 2      500,000
NETFLIX INC                    COM        64110L106    2,315        25,000       CALL  SHARED-DEFINED  1, 2       25,000
PRESTIGE BRANDS HLDGS INC      COM        74112D101   31,647     1,580,000  SH         SHARED-DEFINED  1, 2    1,580,000
ROCKWOOD HLDGS INC             COM        774415103    6,183       125,000  SH         SHARED-DEFINED  1, 2      125,000
SAUER-DANFOSS INC              COM        804137107   16,011       300,000  SH         SHARED-DEFINED  1, 2      300,000
SPDR S&P 500 ETF TR            TR UNIT    78462F103   44,859       315,000       PUT   SHARED-DEFINED  1, 2      315,000
US SILICA HLDGS INC            COM        90346E103    9,787       585,000  SH         SHARED-DEFINED  1, 2      585,000
VERISIGN INC                   COM        92343E102   10,870       280,000  SH         SHARED-DEFINED  1, 2      280,000
VIRGIN MEDIA INC               COM        92769L101   26,828       730,000  SH         SHARED-DEFINED  1, 2      730,000
WESCO AIRCRAFT HLDGS INC       COM        950814103   10,040       760,000  SH         SHARED-DEFINED  1, 2      760,000



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